DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO:

                             ----------------------

                                DWS Balanced VIP

The following information replaces information about the portfolio management team in the "Portfolio management" section of the portfolio's prospectuses:

The portfolio is managed by separate teams of investment professionals who develop and implement each strategy within a particular asset category which together make up the portfolio's overall investment strategy. Each portfolio management team has authority over all aspects of the portion of the portfolio allocated to it, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio.

Robert Wang                                                          Thomas Picciochi
Managing Director of Deutsche Asset Management and Portfolio         Director of Deutsche Asset Management and Portfolio Manager of
Manager of the portfolio.                                            the portfolio.
 o Joined Deutsche Asset Management in 1995 as portfolio manager      o Joined Deutsche Asset Management in 1999, formerly serving
   for asset allocation after 13 years of experience of trading         as portfolio manager for Absolute Return Strategies, after
   fixed income, foreign exchange and derivative products at            13 years of experience in various research and analysis
   J.P. Morgan.                                                         positions at State Street Global Advisors, FPL Energy,
 o Global Head of Quantitative Strategies Portfolio Management:         Barnett Bank, Trade Finance Corporation and Reserve
   New York.                                                            Financial Management.
 o Joined the portfolio in 2005.                                      o Senior portfolio manager for Quantitative Strategies: New
 o BS, The Wharton School, University of Pennsylvania.                  York.
                                                                      o Joined the portfolio in 2007.
James B. Francis, CFA                                                 o BA and MBA, University of Miami.
Director of Deutsche Asset Management and Portfolio Manager of
the portfolio.                                                       John Brennan
 o Joined Deutsche Asset Management in 2008 after 20 years of        Director of Deutsche Asset Management and Portfolio Manager of
   experience as senior quantitative global equity portfolio         the portfolio.
   manager at State Street Global Advisors, and most recently,        o Joined Deutsche Asset Management and the portfolio in 2007
   Northern Trust Global Investments.                                   after 14 years of experience at INVESCO and Freddie Mac.
 o Head of Active Quantitative Equity Portfolio Management:             Previously, was head of Structured Securities sector team at
   New York.                                                            INVESCO and before that was senior fixed income portfolio
 o Joined the portfolio in 2008.                                        manager at Freddie Mac specializing in MBS, CMBS,
 o BS in Applied Mathematics from University of Massachusetts,          collateralized mortgage obligations, ARMS, mortgage
   Amherst.                                                             derivatives, US Treasuries and agency debt.
                                                                      o Portfolio Manager for Structured Finance: Louisville.
Inna Okounkova                                                        o BS, University of Maryland; MBA William & Mary.
Director of Deutsche Asset Management and Portfolio Manager of
the portfolio.                                                       William Chepolis, CFA
 o Joined Deutsche Asset Management in 1999 as a quantitative        Managing Director of Deutsche Asset Management and Portfolio
   analyst, becoming an associate Portfolio Manager in 2001.         Manager of the portfolio.
 o Global Asset Allocation Portfolio Manager: New York.               o Joined Deutsche Asset Management in 1998 after 13 years of
 o Joined the portfolio in 2005.                                        experience as vice president and portfolio manager for
 o BS, MS, Moscow State University; MBA, University of Chicago          Norwest Bank, where he managed the bank's fixed income and
   Graduate School of Business.                                         foreign exchange portfolios.
                                                                      o Portfolio Manager for Retail Mortgage Backed Securities: New
                                                                        York.
                                                                      o Joined the portfolio in 2005.
                                                                      o BIS, University of Minnesota.


July 14, 2009                                             [DWS Investments Logo]
VS-3623                                                      Deutsche Bank Group


Owen Fitzpatrick, CFA                                                Richard Shepley
Managing Director of Deutsche Asset Management and Portfolio         Managing Director of Deutsche Asset Management and Portfolio
Manager of the portfolio.                                            Manager of the portfolio.
 o Joined Deutsche Asset Management and the portfolio in 2009.        o Joined Deutsche Asset Management in 1998 and the portfolio
 o Prior to joining Deutsche Asset Management, he was Managing          in 2009.
   Director of Deutsche Bank Private Wealth Management and served     o Previous experience includes eight years of investment
   as head of U.S. Equity Strategy and manager of the U.S. large        industry experience as research analyst for global beverage
   cap core, value and growth portfolios and member of the U.S.         and media sectors at Newton Investment Management and
   Investment Committee and head of the Equity Strategy Group.          assistant manager in corporate tax and corporate insolvency
 o Previous experience includes over 21 years of experience in          department at PriceWaterhouse, London.
   trust and investment management. Prior to joining Deutsche         o MA, Oxford University.
   Bank in 1995, managed an equity income fund, trust and
   advisory relationships for Princeton Bank & Trust Company,        Michael Sieghart, CFA
   where he was also responsible for research coverage of the        Managing Director of Deutsche Asset Management and Portfolio
   consumer cyclical sector. Previously served as a portfolio        Manager of the portfolio.
   manager at Manufacturer's Hanover Trust Company.                   o Joined Deutsche Asset Management in 1997 and the portfolio
 o BA and MBA, Fordham University.                                      in 2009.
                                                                      o Senior fund manager of global and European equities:
Matthew F. MacDonald, CFA                                               Frankfurt.
Director of Deutsche Asset Management and Portfolio Manager of        o Master's degree in finance and economics from the University
the portfolio.                                                          of Economics and Business Administration, Vienna.
 o Joined Deutsche Asset Management and the portfolio in 2006
   after 14 years of fixed income experience at Bank of America      Gary Sullivan, CFA
   Global Structured Products and PPM America, Inc., where he        Managing Director of Deutsche Asset Management and Portfolio
   was portfolio manager for public fixed income, including MBS,     Manager of the portfolio.
   ABS, CDOs and corporate bonds; earlier, as an analyst for MBS,     o Joined Deutsche Asset Management in 1996 and the portfolio
   ABS and money markets; and originally, at Duff & Phelps Credit       in 2006. Served as the head of the High Yield group in
   Rating Company.                                                      Europe and as an Emerging Markets portfolio manager.
 o Portfolio Manager for Retail Mortgage Backed Securities: New       o Prior to that, four years at Citicorp as a research analyst
   York.                                                                and structurer of collateralized mortgage obligations. Prior
 o BA, Harvard University; MBA, University of Chicago Graduate          to Citicorp, served as an officer in the US Army from 1988
   School of Business.                                                  to 1991.
                                                                      o BS, United States Military Academy (West Point); MBA, New
J. Richard Robben, CFA                                                  York University, Stern School of Business.
Vice President of Deutsche Asset Management and Portfolio
Manager of the portfolio.                                            Andreas Wendelken
 o Joined Deutsche Asset Management and the portfolio in 2007        Director of Deutsche Asset Management and Portfolio Manager of
   after 11 years of experience at INVESCO Institutional, most       the portfolio.
   recently as senior portfolio manager for LIBOR-related             o Joined Deutsche Asset Management in 2001 and the portfolio
   strategies and head of portfolio construction group for North        in 2009.
   American Fixed Income.                                             o Portfolio manager for emerging markets equity: Frankfurt.
 o Portfolio Manager for Institutional Fixed Income: Louisville.      o Previously worked for 2 years as relationship manager for
 o Joined the portfolio in 2009.                                        Southeastern Europe at Deutsche Bank's Global Corporates and
 o BA, Bellarmine University.                                           Institutions division.
                                                                      o Master's degree in business administration from Frankfurt
Thomas Schuessler, PhD                                                  School of Finance & Management (previously: HfB), Frankfurt;
Managing Director of Deutsche Asset Management and Portfolio            completed bank training program ("Bankkaufmann") at Bremer
Manager of the portfolio.                                               Landesbank, Bremen.
 o Joined Deutsche Asset Management in 2001 after five years at
   Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.
 o US and Global Fund Management: Frankfurt.
 o Joined the portfolio in 2008.
 o PhD, University of Heidelberg, studies in physics and
   economics at University of Heidelberg and University of Utah.

Mark Schumann
Vice President of Deutsche Asset Management and Portfolio Manager of the portfolio.
 o Joined Deutsche Asset Management in November 2003 and the portfolio in 2009.
 o Portfolio Manager for European Large Cap Equity: Frankfurt.
 o Masters (Lic oec) from University of St. Gallen (HSG).

The portfolio's Statement of Additional Information provides additional information about a portfolio manager's investments in the portfolio, a description of the portfolio management compensation structure and information regarding other accounts managed.



               Please Retain This Supplement for Future Reference


July 14, 2009
VS-3623